ACCRUED STOCK PAYABLE	12 Months Ended
Dec. 31, 2016
Accrued Stock Payable [Abstract]
ACCRUED STOCK PAYABLE

NOTE 7.  ACCRUED STOCK PAYABLE

The following tables summarize the changes in accrued common stock payable:

	Amount	Number of Shares
December 31, 2014	$524,042	$350,000
Architectural Services - issued	(114,693)	(50,000)
IPG acquisition – accrued	1,054,000	500,000
IPG acquisition – issued	(210,800)	(100,000)
Chiefton acquisition – accrued	69,400	80,000
Feinsod Agreement – accrual	723,851	–
Feinsod Agreement - issued	(663,000)	(150,000)
Employment agreements - accrued	131,608	50,000
Consulting services - accrued	18,012	50,000
December 31, 2015	1,532,420	730,000
Feinsod Agreement – accrual	192,800	–
Feinsod Agreement – issued	(663,000)	(150,000)
Consulting services – accrual	6,988	–
Consulting services – issued	(25,000)	(50,000)
Employment agreements – accrual	567	–
Employment agreements – issued	(132,175)	(50,000)
IPG acquisition – issued	(843,200)	(400,000)
Chiefton acquisition – issued	(69,400)	(80,000)
December 31,2016	$–	$–

Feinsod Agreement

On August 4, 2014, we entered into an agreement with Michael Feinsod in consideration for serving as Executive Chairman of the Board and as a member of the Board and pursuant to the terms of the Executive Board and Director Agreement (the “Feinsod Agreement”).  The Board approved the issuance to Infinity Capital of (a) 200,000 shares of our common stock on August 4, 2014; (b) 1,000,000 shares of our common stock upon the uplisting of our common stock to the OTC Market’s OTCQB; (c) 150,000 shares of our common stock on August 4, 2015; and (d) 150,000 shares of our common stock on August 4, 2016.  Mr. Feinsod must remain a member of the Board in order for the common stock to be issued.  In addition, the Feinsod Agreement required the issuance of a number of shares of our common stock to Infinity Capital equal to 10% of any new issuances not to exceed 600,000 shares of our common stock in the aggregate during the time that Mr. Feinsod remains a member of the Board (the “New Issuance Allowance”).  Under the terms of the Feinsod Agreement, the New Issuance Allowance would not be triggered upon issuances relating to convertible securities existing as of the date of the Feinsod Agreement.  For illustrative purposes, if we issue 7,000,000 new shares of common stock, then the New Issuance Allowance issued to Infinity Capital would be capped at 600,000 shares of our common stock.  No shares have been issued under the New Issuance Allowance.

The 1,000,000 shares of our common stock were valued at $2.97 per share, based on the closing price of our common stock of $3.49 on April 27, 2015, and then reduced by 15% due to restrictions on the ability to trade our shares.  The other shares under the Feinsod Agreement were valued at $4.42 per share, based on the closing price of our common stock of $5.20 on August 4, 2014, and then reduced by 15% due to restriction on the ability to trade our common stock.  We recognized expense for the unissued shares ratably over the vesting period.

Architectural Services

On December 12, 2014, we agreed to issue 50,000 shares of our common stock to an architectural firm to prepare architectural plans for The Greenhouse.  The firm also received warrants to purchase 150,000 shares of our common stock at an exercise price of $4.40 per share, at any time on or before December 12, 2016.  The shares of common stock were issued in 2015.  We capitalized the cost of the architectural plans as part of Buildings within Property and Equipment on the consolidated balance sheet.

Employment Agreements

On May 13, 2015, we hired two individuals from NBC, an unaffiliated entity serving the cannabis industry, to service our new and existing clients. We did not purchase any existing client base from NBC and upon execution of employment agreements, granted these persons a total of 100,000 shares of our common stock with a vesting date of January 1, 2016. We valued the 100,000 shares on the date of grant, based on a closing price per share of our common stock of $3.11 on May 13, 2015, and then reduced by 15% due to restriction on the ability to trade our common stock., resulting in a fair value of $264,350.  One individual forfeited his shares, so expense was only recognized for 50,000 shares.  These shares were issued in April 2016.

Consulting Agreement

On July 15, 2015, we entered into an agreement with an individual to provide consulting services to customers in exchange for 50,000 shares of our common stock to be delivered on March 15, 2016.  The fair value of the common stock was determined at the end of each reporting period and the pro rata amount earned is recognized as accrued stock payable over the term of the agreement.  These shares were issued in March 2016.